Trade and Other Receivables, Prepayments and Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current trade receivables	$ 8,278	$ 4,674
Other current receivables	13,796	8,914
Current prepayments	21,516	6,463
Current contract assets	4,484	2,378
Current value added tax receivables	2,045
Current value added tax payables		(63)
Trade and other receivables	$ 50,119	$ 22,366